TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2023	2022

Net operating loss carryforwards	$115,778	$113,393
Operating lease liabilities	53	105
Accrued vacation pay	59	71
Legal settlement accrual	464	-
Advance payment from IIA	17	-
Total deferred tax assets	116,371	113,569
Less: valuation allowance	(116,014)	(113,455)
Net deferred tax assets	357	114

Operating leases, right-of-use assets	(60)	(114)
Grant receivable (Ministry of Economy)	(5)	-
Insurance recovery receivable	(280)	-
Marketable securities	(12)	-
Total deferred tax liabilities	(357)	(114)
Total net deferred tax assets	$-	$-